John Hancock
International Growth Fund
Quarterly portfolio holdings 6/30/2020

Fund’s investments
As of 6-30-20 (unaudited)
	Shares	Value
Common stocks 99.1%		$9,347,919,164
(Cost $7,144,014,909)
Australia 1.7%		164,989,076
Goodman Group	15,990,106	164,989,076
Canada 2.8%		262,429,916
Dollarama, Inc. (A)	3,575,483	118,936,957
Intact Financial Corp.	1,507,670	143,492,959
China 20.5%		1,933,237,420
Alibaba Group Holding, Ltd., ADR (B)	2,404,579	518,667,690
ANTA Sports Products, Ltd.	11,275,759	100,321,318
CSPC Pharmaceutical Group, Ltd.	79,079,214	149,767,089
Huazhu Group, Ltd., ADR (A)	2,582,280	90,508,914
Kweichow Moutai Company, Ltd., Class A	727,245	151,025,287
Ping An Insurance Group Company of China, Ltd., H Shares	8,969,392	89,415,796
Shanghai International Airport Company, Ltd., Class A	8,783,257	89,682,329
Shenzhou International Group Holdings, Ltd.	7,735,100	94,037,267
TAL Education Group, ADR (B)	1,930,174	131,985,299
Tencent Holdings, Ltd.	8,081,200	517,826,431
Denmark 3.8%		355,720,135
DSV Panalpina A/S	1,176,210	144,479,719
Novo Nordisk A/S, B Shares	3,242,483	211,240,416
France 10.3%		968,648,041
Edenred (A)	3,453,093	151,445,583
Kering SA	234,840	128,390,928
L'Oreal SA (A)	522,926	168,771,850
LVMH Moet Hennessy Louis Vuitton SE	457,302	201,895,694
Schneider Electric SE	1,367,696	152,137,307
Worldline SA (A)(B)(C)	1,903,985	166,006,679
Germany 3.9%		364,740,823
Deutsche Boerse AG	843,985	152,740,947
Fresenius SE & Company KGaA	1,869,932	92,940,578
Infineon Technologies AG (A)	5,081,039	119,059,298
Hong Kong 4.1%		390,756,326
AIA Group, Ltd.	20,954,325	196,082,298
Hong Kong Exchanges & Clearing, Ltd.	4,570,700	194,674,028
Indonesia 1.2%		110,333,582
Bank Central Asia Tbk PT	55,144,700	110,333,582
Ireland 3.4%		324,454,995
Accenture PLC, Class A	457,498	98,233,971
Experian PLC	3,465,192	121,623,873
ICON PLC (B)	620,902	104,597,151
Japan 7.9%		744,091,552
Bandai Namco Holdings, Inc.	1,936,100	101,912,571
Hoya Corp.	2,068,000	198,029,604
Keyence Corp.	453,300	189,960,598
SMC Corp.	227,900	117,122,606
Tokyo Electron, Ltd.	555,500	137,066,173
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Netherlands 5.3%		$498,887,366
ASM International NV	674,048	103,766,942
ASML Holding NV	729,648	266,913,566
Wolters Kluwer NV	1,640,233	128,206,858
Spain 3.3%		308,133,548
Cellnex Telecom SA (B)(C)	3,113,860	190,186,675
Industria de Diseno Textil SA	4,445,234	117,946,873
Sweden 4.1%		389,050,798
Alfa Laval AB (B)	4,022,761	88,742,870
EQT AB (A)	8,528,103	153,769,345
Swedish Match AB	2,076,922	146,538,583
Switzerland 12.9%		1,213,703,569
Kuehne + Nagel International AG (B)	631,044	105,112,098
Logitech International SA	1,664,116	109,048,538
Nestle SA	3,583,096	397,260,096
Novartis AG	1,068,037	93,048,523
Partners Group Holding AG	215,137	195,923,714
Roche Holding AG	904,347	313,310,600
Taiwan 7.0%		666,142,634
Accton Technology Corp.	17,284,000	134,220,681
MediaTek, Inc.	7,696,000	152,154,761
Taiwan Semiconductor Manufacturing Company, Ltd.	35,560,323	379,767,192
United Kingdom 6.0%		564,341,769
Aon PLC, Class A	478,825	92,221,695
AstraZeneca PLC	2,643,193	275,087,801
BAE Systems PLC	14,880,671	88,978,107
IHS Markit, Ltd.	1,431,181	108,054,166
United States 0.9%		88,257,614
Amdocs, Ltd.	1,449,698	88,257,614

	Yield (%)	Shares	Value
Short-term investments 1.3%			$125,960,111
(Cost $125,939,294)
Short-term funds 1.1%			103,060,111
John Hancock Collateral Trust (D)	0.2429(E)	10,294,378	103,060,111

	Par value^	Value
Repurchase agreement 0.2%		22,900,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-20 at 0.090% to be repurchased at $6,400,016 on 7-1-20, collateralized by $3,745,000 Federal Home Loan Bank, 3.540% due 5-28-36 (valued at $3,816,255) and $2,964,000 Federal National Mortgage Association, 0.000% due 3-23-28 (valued at $2,712,179)	6,400,000	6,400,000
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-20 at 0.070% to be repurchased at $16,500,032 on 7-1-20, collateralized by $151 Federal Home Loan Mortgage Corp., 5.330% - 5.952% due 9-1-20 to 11-1-30 (valued at $152) and $15,394,123 Federal National Mortgage Association, 3.500% due 9-1-49 (valued at $16,829,848)	16,500,000	16,500,000

Total investments (Cost $7,269,954,203) 100.4%	$9,473,879,275
Other assets and liabilities, net (0.4%)	(40,561,999)
Total net assets 100.0%	$9,433,317,276

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-20. The value of securities on loan amounted to $98,378,605.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-20.
The fund had the following sector composition as a percentage of net assets on 6-30-20:
Information technology	22.2%
Consumer discretionary	17.2%
Health care	15.3%
Financials	14.0%
Industrials	12.0%
Consumer staples	9.2%
Communication services	7.5%
Real estate	1.7%
Short-term investments and other	0.9%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of June 30, 2020, by major security category or type:
	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$164,989,076	—	$164,989,076	—
Canada	262,429,916	$262,429,916	—	—
China	1,933,237,420	741,161,903	1,192,075,517	—
Denmark	355,720,135	—	355,720,135	—
France	968,648,041	—	968,648,041	—
Germany	364,740,823	—	364,740,823	—
Hong Kong	390,756,326	—	390,756,326	—
Indonesia	110,333,582	—	110,333,582	—
Ireland	324,454,995	202,831,122	121,623,873	—
Japan	744,091,552	—	744,091,552	—
Netherlands	498,887,366	—	498,887,366	—
Spain	308,133,548	—	308,133,548	—
Sweden	389,050,798	—	389,050,798	—
Switzerland	1,213,703,569	—	1,213,703,569	—
Taiwan	666,142,634	—	666,142,634	—
United Kingdom	564,341,769	200,275,861	364,065,908	—
|	5

	Total value at 6-30-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
United States	$88,257,614	$88,257,614	—	—
Short-term investments	125,960,111	103,060,111	$22,900,000	—
Total investments in securities	$9,473,879,275	$1,598,016,527	$7,875,862,748	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	10,294,378	$3,802,480	$755,023,677	$(655,856,902)	$70,641	$20,215	$440,154	—	$103,060,111
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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